CONSOLIDATED BALANCE SHEETS - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Current Assets
Cash	$ 720,000	$ 657,000	$ 1,756,000
Accounts receivable, net of allowance for bad debts	6,000	194,000	18,000
Other receivables	1,000	3,000	12,000
Prepaid expenses	118,000	79,000	106,000
Inventories	245,000	232,000	310,000
Total Current Assets	1,090,000	1,165,000	2,202,000
Property and equipment, net	460,000	478,000	573,000
Security deposits			7,000
TOTAL ASSETS	1,550,000	1,643,000	2,782,000
Current Liabilities
Accounts payable and accrued expenses	1,758,000	1,719,000	2,612,000
Advances payable to former officer			221,000
Finance lease obligations	5,000	5,000	23,000
Convertible promissory note, net of debt discount of $39,000 and $45,000	686,000	680,000	657,000
Deferred revenue	900,000	884,000	497,000
Total Current Liabilities	3,349,000	3,288,000	4,010,000
Long term finance lease obligations	6,000	8,000	13,000
Total Liabilities	3,355,000	3,296,000	4,023,000
Stockholders’ Deficit
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 6,344,817 and 6,344,817 shares issued and outstanding, respectively	6,000	6,000	7,000
Additional paid-in capital	61,645,000	60,554,000	56,260,000
Accumulated deficit	(63,456,000)	(62,213,000)	(57,508,000)
Total Stockholders’ Deficit	(1,805,000)	(1,653,000)	(1,241,000)
TOTAL LIABILITIES, SHARES SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	1,550,000	1,643,000	2,782,000
Series C Preferred Stock [Member]
Shares Subject To Possible Redemption
Preferred stock value